Schedule of investments
Nomura VIP Limited-Term Bond Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.70%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	111,934	$ 108,487
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA1 M2 144A 5.012% (SOFR + 1.35%) 1/25/45 #, •	540,000	536,290
Series 2025-DNA2 M1 144A 4.862% (SOFR + 1.20%) 5/25/45 #, •	21,010	20,984
Series 2025-DNA3 M2 144A 5.162% (SOFR + 1.50%) 9/25/45 #, •	140,000	140,321

GNMA Series 2012-39 PA 2.00% 3/16/42	123,932	116,117
Total Agency Collateralized Mortgage Obligations (cost $937,728)		922,199

Agency Commercial Mortgage-Backed Securities — 1.13%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 10.883% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	592,529	632,523
Series 2019-KF61 B 144A 5.983% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	225,845	216,701
Series 2019-KF70 B 144A 6.083% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	269,906	266,747
Series 2020-KF74 B 144A 5.933% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	165,993
Series 2020-KF75 B 144A 6.033% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	208,143	194,629
Total Agency Commercial Mortgage-Backed Securities (cost $1,459,985)		1,476,593

Agency Mortgage-Backed Securities — 7.14%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	798,183	806,111
5.50% 11/1/53	40,703	40,937
5.50% 5/1/54	33,320	33,494
5.50% 2/1/55	426,511	428,706
5.50% 3/1/55	324,751	326,756
5.50% 9/1/55	384,344	386,281
6.00% 8/1/54	1,131,727	1,154,606
6.00% 12/1/54	1,369,288	1,395,808
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/55	268,400	$ 273,598
6.50% 3/1/55	1,203,192	1,243,905
7.00% 2/1/55	309,012	324,703
Freddie Mac S.F. 30 yr
5.50% 3/1/55	779,770	783,699
5.50% 4/1/55	29,668	29,818
GNMA II S.F. 30 yr
5.50% 2/20/55	1,190,406	1,199,586
6.00% 3/20/55	608,882	619,981
6.50% 4/20/55	283,464	294,582
Total Agency Mortgage-Backed Securities (cost $9,290,102)		9,342,571

Collateralized Loan Obligations — 5.68%
AGL CLO 17 Series 2022-17A AR 144A 4.62% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	300,000	299,508
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.649% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	400,000	399,252
Bethpage Park CLO Series 2021-1A A 144A 5.064% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	599,981
Canyon Capital CLO Series 2019-2A AR2 144A 4.682% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	150,000	149,706
Canyon CLO Series 2020-2A AR2 144A 4.702% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,309
KKR CLO 41 Series 2022-41A A1 144A 5.002% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	2,000,424
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	750,000	748,108
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.621% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	500,000	499,425
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.658% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	500,000	499,107
NQ- IV082 [0326] 0526 (5459540)    1

Schedule of investments
Nomura VIP Limited-Term Bond Series
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Regatta XIX Funding Series 2022-1A A1R 144A 4.908% (TSFR03M + 1.24%, Floor 1.24%) 10/20/38 #, •	2,000,000	$ 1,995,362
Total Collateralized Loan Obligations (cost $7,449,338)		7,440,182

Corporate Bonds — 20.17%
Banking — 3.49%
Bank of America
4.456% 2/6/32 μ	205,000	202,478
6.25% 7/26/30 μ, ψ	270,000	271,781
6.625% 5/1/30 μ, ψ	115,000	117,979

Bank of Montreal 4.439% 1/14/32 μ	135,000	132,968
Citibank 5.488% 12/4/26	250,000	251,995
Citigroup 6.625% 2/15/31 μ, ψ	100,000	100,143
Deutsche Bank
6.819% 11/20/29 μ	286,000	300,343
7.146% 7/13/27 μ	245,000	246,668
Goldman Sachs Group
1.542% 9/10/27 μ	750,000	740,335
4.369% 10/21/31 μ	240,000	235,374

Huntington Bancshares 4.623% 1/28/32 μ	90,000	88,714
JPMorgan Chase & Co.
5.103% 4/22/31 μ	200,000	203,669
5.571% 4/22/28 μ	195,000	197,419
Morgan Stanley
4.493% 1/16/32 μ	185,000	181,943
6.407% 11/1/29 μ	73,000	76,201

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	252,888
PNC Bank 4.429% 7/21/28 μ	210,000	209,973
PNC Financial Services Group 5.30% 1/21/28 μ	235,000	236,639
Popular 7.25% 3/13/28	155,000	160,681
UBS Group 144A 7.00% 2/10/30 #, μ, ψ	200,000	198,235
US Bancorp 6.787% 10/26/27 μ	165,000	167,214
		4,573,640
Basic Industry — 0.44%
Anglo American Capital 144A 4.625% 3/19/31 #	580,000	573,704
		573,704
Brokerage — 0.26%
Brookfield Asset Management 4.653% 11/15/30	220,000	218,165
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
TPG Operating Group II 4.875% 5/15/31	130,000	$ 127,565
		345,730
Capital Goods — 1.63%
Boeing
6.259% 5/1/27	135,000	137,369
6.388% 5/1/31	55,000	58,672

Eaton 4.20% 3/6/31	810,000	798,574
Honeywell Aerospace 144A 4.00% 3/16/29 #	985,000	976,057
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	160,000	160,114
		2,130,786
Communications — 1.42%
American Tower 5.20% 2/15/29	145,000	147,512
CCO Holdings 144A 6.375% 9/1/29 #	148,000	148,549
Iliad Holding 144A 8.50% 4/15/31 #	400,000	418,861
Orange 144A 4.25% 1/13/31 #	200,000	196,254
Sitios Latinoamerica 144A 6.00% 11/25/29 #	330,000	333,135
SoftBank 144A 4.699% 7/9/30 #	280,000	278,462
Stagwell Global 144A 5.625% 8/15/29 #	354,000	337,329
		1,860,102
Consumer Cyclical — 2.55%
Amazon.com 4.25% 3/13/31	595,000	590,749
Caesars Entertainment 144A 7.00% 2/15/30 #	320,000	324,107
Cyprium 144A 6.125% 4/15/31 #	334,000	330,098
Ford Motor Credit 6.798% 11/7/28	200,000	207,083
General Motors Financial
2.35% 2/26/27	210,000	206,030
4.20% 10/27/28	465,000	460,322

Gildan Activewear 144A 4.70% 10/7/30 #	255,000	252,399
Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	334,347
MGM Resorts International 6.125% 9/15/29	316,000	318,048
Victra Holdings 144A 8.75% 9/15/29 #	306,000	317,834
		3,341,017
Consumer Non-Cyclical — 3.00%
Abbott Laboratories 4.00% 3/15/31	1,940,000	1,909,691

2    NQ- IV082 [0326] 0526 (5459540)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
AbbVie
4.125% 3/15/31	225,000	$ 221,784
4.80% 3/15/29	345,000	350,590

Bunge Limited Finance 4.20% 9/17/29	395,000	391,347
Hasbro 4.65% 3/12/31	65,000	64,212
Merck & Co.
3.85% 3/15/29	100,000	99,294
4.15% 3/15/31	265,000	262,126
Novartis Capital
4.10% 3/16/29	405,000	404,572
4.40% 3/18/31	130,000	130,001

Pfizer 4.20% 11/15/30	90,000	89,399
		3,923,016
Electric — 0.62%
Black Hills 4.55% 1/31/31	120,000	118,773
Constellation Energy Generation 3.90% 1/8/28	85,000	84,357
NRG Energy 144A 4.734% 10/15/30 #	195,000	193,299
Vistra 144A 7.00% 12/15/26 #, μ, ψ	310,000	310,614
Vistra Operations 144A 4.70% 1/31/31 #	105,000	103,369
		810,412
Energy — 1.43%
Energy Transfer
5.55% 2/15/28	655,000	667,824
6.50% 2/15/56 μ	275,000	271,869

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	478,965	466,361
Noble Finance II 144A 8.00% 4/15/30 #	311,000	320,365
USA Compression Partners 144A 7.125% 3/15/29 #	145,000	148,446
		1,874,865
Finance Companies — 1.57%
AerCap Ireland Capital DAC
4.75% 1/15/33	150,000	145,848
5.10% 1/19/29	325,000	329,324

Apollo Debt Solutions 6.70% 7/29/31	320,000	323,924
Ares Capital 5.10% 1/15/31	280,000	269,390
Avolon Holdings Funding 144A 4.95% 1/15/28 #	135,000	135,506
Blackstone Private Credit Fund
5.05% 9/10/30	120,000	113,209
5.35% 3/12/31	95,000	90,302
5.60% 11/22/29	115,000	111,924

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Blue Owl Credit Income 6.60% 9/15/29	431,000	$ 429,574
Takeoff Merger Sub 144A 4.85% 3/24/31 #	105,000	103,727
		2,052,728
Insurance — 1.54%
Howden UK Refinance 144A 7.25% 2/15/31 #	331,000	334,044
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	325,000	329,440
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,348,703
		2,012,187
Natural Gas — 0.08%
Spire 4.60% 9/1/31	100,000	98,864
		98,864
Technology — 1.97%
Baidu 1.72% 4/9/26	379,000	379,146
Oracle 4.95% 2/4/31	410,000	401,300
Salesforce 4.90% 9/15/31	305,000	304,640
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,497,314
		2,582,400
Transportation — 0.17%
ERAC USA Finance 144A 4.60% 5/1/28 #	215,000	216,093
		216,093
Total Corporate Bonds (cost $26,505,003)		26,395,544

Government Agency Obligation — 0.15%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	197,420
Total Government Agency Obligation (cost $199,060)		197,420

Non-Agency Asset-Backed Securities — 9.22%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	800,000	777,650
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	518,512	523,175
Ford Credit Auto Owner Trust
Series 2023-C A3 5.53% 9/15/28	1,132,498	1,141,405
NQ- IV082 [0326] 0526 (5459540)    3

Schedule of investments
Nomura VIP Limited-Term Bond Series
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust
Series 2024-B A3 5.10% 4/15/29	1,157,206	$ 1,166,194

GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	343,961	344,180
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,008,744
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	226,181	226,293
Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	501,502

Mercedes-Benz Auto Lease Trust Series 2026-A A2A 3.83% 7/17/28	200,000	199,583
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.572% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,304,805
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,856
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	1,200,000	1,212,861
Series 2025-4 D 4.95% 1/15/32	250,000	248,197
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	128,988	129,544
Series 2024-B A3 5.33% 1/16/29	620,557	626,012

Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,013,185
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	637,682	641,784
Total Non-Agency Asset-Backed Securities (cost $12,001,587)		12,071,970

Non-Agency Collateralized Mortgage Obligations — 3.76%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	942,084	947,513
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R01 1M2 144A 5.162% (SOFR + 1.50%) 1/25/45 #, •	230,000	$ 229,862
Series 2025-R02 1M2 144A 5.262% (SOFR + 1.60%) 2/25/45 #, •	680,000	680,614
Series 2025-R03 2M1 144A 5.262% (SOFR + 1.60%) 3/25/45 #, •	197,283	197,755
Series 2025-R05 2M2 144A 5.262% (SOFR + 1.60%) 7/25/45 #, •	140,000	140,433
Series 2026-R01 2M2 144A 5.012% (SOFR + 1.35%) 1/25/46 #, •	430,000	429,988
Series 2026-R02 1M2 144A 5.162% (SOFR + 1.50%) 2/25/46 #, •	220,000	220,962

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,015,946	1,021,566
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.962% (SOFR + 1.30%) 2/25/46 #, •	180,000	180,199
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	869,364	872,793
Total Non-Agency Collateralized Mortgage Obligations (cost $4,904,818)		4,921,685

Sovereign Bond — 0.26%
Poland — 0.26%
Republic of Poland Government International Bonds 4.875% 2/12/30	330,000	337,505
Total Sovereign Bond (cost $328,624)		337,505

US Treasury Obligations — 49.18%
US Treasury Floating Rate Notes 3.752% (USBMMY3M + 0.10%) 1/31/28 •	8,990,000	8,990,294
US Treasury Notes
3.375% 11/30/27	6,810,000	6,760,255
3.50% 1/31/28	18,165,000	18,062,822
3.50% 1/15/29	22,340,000	22,151,506

4    NQ- IV082 [0326] 0526 (5459540)

	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.625% 12/31/30	8,520,000	$ 8,405,013
Total US Treasury Obligations (cost $64,683,752)		64,369,890

Total Value of Securities—97.39% (cost $127,759,997)		127,475,559
Receivables and Other Assets Net of Liabilities—2.61%★		3,411,868
Net Assets Applicable to 27,738,117 Shares Outstanding—100.00%		$130,887,427
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $31,411,050, which represents 24.00% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at March 31, 2026 through maturity date.
★	Includes $266,707 cash collateral held at broker for futures contracts as of March 31, 2026.
The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
146	$30,287,016	$30,503,185	6/30/26	$—	$(216,169)	$11,406
Short Contracts:
US Treasury 5 yr Notes
(122)	(13,197,922)	(13,353,805)	6/30/26	155,883	—	(19,147)
US Treasury 10 yr Notes
(12)	(1,332,563)	(1,354,564)	6/18/26	22,001	—	(2,812)
US Treasury Long Bonds
(13)	(1,480,375)	(1,520,763)	6/18/26	40,388	—	(4,875)
				(16,229,132)		218,272	—	(26,834)
Total Futures Contracts		$14,274,053		$218,272	$(216,169)	$(15,428)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
NQ- IV082 [0326] 0526 (5459540)    5

Schedule of investments
Nomura VIP Limited-Term Bond Series
Summary of abbreviations:
AD – Akcionarsko Drustvo
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
6    NQ- IV082 [0326] 0526 (5459540)